Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	182.50
Maximum Aggregate Offering Price	$ 730,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 100,813.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, par value $0.01 per share ("Common Stock"), of AvalonBay Communities, Inc. (the "Company") as may be required pursuant to the AvalonBay Communities, Inc. 2026 Equity Incentive Plan, in the event of a stock split, stock dividend, recapitalization or similar transactions. Calculated solely for the purpose of computing the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act based on the average of the high and the low sales prices of shares of the Company's Common Stock as reported on the New York Stock Exchange on May 15, 2026.